Notes to the consolidated balance sheet - Net provision (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Retirement benefit obligations	€ 1,360	€ 1,234
Total Obligation	€ 1,360	€ 1,234	€ 1,429